Property and Equipment, Net - Schedule of Composition and Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	$ 23,467	$ 21,657
Additions during the year:
Purchases	1,535	1,618
Acquisitions of subsidiaries	1,481	988
Adjustments arising from translating financial statements of foreign operations	(171)	(582)
Disposals	(313)	(214)
Ending balance	25,999	23,467
Cost [Member] | Software [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	1,955	1,492
Additions during the year:
Purchases	122	463
Acquisitions of subsidiaries		25
Adjustments arising from translating financial statements of foreign operations	(331)	(22)
Disposals		(3)
Ending balance	1,746	1,955
Cost [Member] | Motor vehicles [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	1,162	1,270
Additions during the year:
Purchases	217	3
Acquisitions of subsidiaries		2
Adjustments arising from translating financial statements of foreign operations	7	(19)
Disposals	(79)	(94)
Ending balance	1,307	1,162
Cost [Member] | Office furniture and equipment [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	4,881	4,395
Additions during the year:
Purchases	24	491
Acquisitions of subsidiaries	431	302
Adjustments arising from translating financial statements of foreign operations	(1,156)	(255)
Disposals	(40)	(52)
Ending balance	4,140	4,881
Cost [Member] | Computers and peripheral equipment [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	9,619	8,620
Additions during the year:
Purchases	941	591
Acquisitions of subsidiaries	1,050	616
Adjustments arising from translating financial statements of foreign operations	1,406	(150)
Disposals	(28)	(58)
Ending balance	12,988	9,619
Cost [Member] | Leasehold improvements [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	5,850	5,880
Additions during the year:
Purchases	231	70
Acquisitions of subsidiaries		43
Adjustments arising from translating financial statements of foreign operations	(97)	(136)
Disposals	(166)	(7)
Ending balance	5,818	5,850
Accumulated Depreciation [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	15,479	13,319
Additions during the year:
Acquisitions of subsidiaries	1,423	843
Adjustments arising from translating financial statements of foreign operations	(172)	(401)
Disposals	(261)	(203)
Depreciation	2,063	1,921
Ending balance	18,532	15,479
Depreciated cost	7,467	7,988
Accumulated Depreciation [Member] | Software [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	1,427	1,399
Additions during the year:
Acquisitions of subsidiaries		21
Adjustments arising from translating financial statements of foreign operations	(333)	(36)
Disposals		(3)
Depreciation	73	46
Ending balance	1,167	1,427
Depreciated cost	579	528
Accumulated Depreciation [Member] | Motor vehicles [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	996	1,090
Additions during the year:
Acquisitions of subsidiaries
Adjustments arising from translating financial statements of foreign operations	(255)	(48)
Disposals	(47)	(94)
Depreciation	118	48
Ending balance	812	996
Depreciated cost	495	166
Accumulated Depreciation [Member] | Office furniture and equipment [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	3,606	2,883
Additions during the year:
Acquisitions of subsidiaries	425	257
Adjustments arising from translating financial statements of foreign operations	(779)	(46)
Disposals	(45)	(51)
Depreciation	224	563
Ending balance	3,431	3,606
Depreciated cost	709	1,275
Accumulated Depreciation [Member] | Computers and peripheral equipment [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	7,741	6,686
Additions during the year:
Acquisitions of subsidiaries	998	528
Adjustments arising from translating financial statements of foreign operations	1,179	(241)
Disposals	(43)	(48)
Depreciation	1,072	816
Ending balance	10,947	7,741
Depreciated cost	2,041	1,878
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Schedule of Composition and Movement [Line Items]
Beginning balance	1,709	1,261
Additions during the year:
Acquisitions of subsidiaries		37
Adjustments arising from translating financial statements of foreign operations	16	(30)
Disposals	(126)	(7)
Depreciation	576	448
Ending balance	2,175	1,709
Depreciated cost	$ 3,643	$ 4,141